U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549


                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

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     1.   Name and address of issuer:

          Morgan Stanley Fund, Inc.
          1221 Avenue of the Americas
          New York, New York  10020
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     2.   Name of each series or class of funds for which this notice is filed:

          Number of Additional Pages: 1
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     3.   Investment Company Act File Number:  811-7140

          Securities Act File Number:  33-51294
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     4.   Last day of fiscal year for which this notice is filed:

          06/30/97
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     5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                       [   ]
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     6.   Date  of  termination of issuer's declaration under  rule  24f-
          2(a)(1), if applicable (see Instruction A.6):

          None
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     7.   Number  and  amount of securities of the same class  or  series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None
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     8.   Number  and amount of securities registered during  the  fiscal year other than pursuant to rule 24f-2:

          None
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     9.   Number  and aggregate sale price of securities sold during  the fiscal year:

          The number and aggregate sale price of securities sold during the fiscal year were 1,627,287,712.70 and $2,312,677,584.95, respectively.
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

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    10.   Number  and aggregate sale price of securities sold during  the fiscal year in reliance upon registration pursuant to rule 24f-2:

          The number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2 were 1,627,287,712.70 and $2,312,677,584.95, respectively.
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     11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          The  number and aggregate sale price of securities issued  during the fiscal year in connection with dividend reinvestment plans were 16,534,038.218 and $53,682,362.66, respectively.
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     12.  Calculation of registration fee:

        (i)    Aggregate sale price of
               securities sold during the fiscal
               year in reliance on rule 24f-2
               (from Item 10):                       $      2,312,677,584.95
                                                     -----------------------
        (ii)   Aggregate price  of shares
               issued in connection with
               dividend  reinvestment plans
               (from Item 11, if applicable):        +         53,682,362.66
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       (iii)   Aggregate price of shares
               redeemed or repurchased during
               the fiscal year (if applicable):      -      2,191,419,525.43
                                                     -----------------------

        (iv)   Aggregate price of shares
               redeemed or repurchased and
               previously applied as a reduction
               to filing fees pursuant
               to rule 24e-2 (if applicable):        +                     0
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         (v)   Net aggregate price  of
               securities sold and issued during
               the fiscal year  in  reliance  on
               rule 24f-2 [line (i), plus line
               (ii) less line  (iii), plus  line
               (iv))] (if applicable):               $       174,940,422.18
                                                     -----------------------

        (vi)   Multiplier  prescribed
               by Section 6(b) of the Securities
               Act of 1933 or other applicable
               law or regulation (see                x           1/33 of 1%
               Instruction C.6):                     -----------------------

       (vii)  Fee due [line (i) or line (v)
              multiplied by line (vi)]:              $            53,012.25
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Instruction:  Issuers should complete line  (ii),  (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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     13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

                                                      [ X ]

          Date of mailing or wire transfer of filing fees to the Commission's
          lockbox  depository:   August 25, 1997
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                             SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)*   /s/ Joanna Haigney
                                      -------------------------------------
                                      Joanna Haigney, Assistant Treasurer

Date  August 25, 1997
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* Please print the name and title of the signing officer below the signature.
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